STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Income
Interest income	$ 29,891		$ 137,688
Miscellaneous	475,884		607,819
Revenues	505,775		745,507
Share of income (losses) from operating limited partnerships	(3,024,768)	[1]	(3,954,019)	[1]
Expenses and loss
Fund management fee	5,052,521		5,297,336
Amortization	976,537		1,786,355
General and administrative expenses	507,411		576,759
Professional fees	696,658		711,340
Impairment loss	16,692,807		23,038,128
Operating Expenses	23,925,934		31,409,918
Net income (loss)	(26,444,927)		(34,618,430)
Net income (loss) allocated to general partner	(264,452)		(346,184)
Net income (loss) allocated to limited partners	(26,180,475)		(34,272,246)
Net income (loss) per BAC (in dollars per unit)	(0.31)		(0.41)
Series Twenty [Member]
Income
Interest income	1,642		3,664
Miscellaneous	760		82,647
Revenues	2,402		86,311
Share of income (losses) from operating limited partnerships	852,350		921,489
Expenses and loss
Fund management fee	101,267		164,780
Amortization	0		0
General and administrative expenses	19,364		23,592
Professional fees	24,291		37,188
Impairment loss	0		0
Operating Expenses	144,922		225,560
Net income (loss)	709,830		782,240
Net income (loss) allocated to general partner	7,098		7,822
Net income (loss) allocated to limited partners	702,732		774,418
Net income (loss) per BAC (in dollars per unit)	0.18		0.20
Series Twenty One [Member]
Income
Interest income	980		1,051
Miscellaneous	7,046		1,538
Revenues	8,026		2,589
Share of income (losses) from operating limited partnerships	118,002		25,729
Expenses and loss
Fund management fee	16,783		(3,588)
Amortization	0		0
General and administrative expenses	14,280		16,262
Professional fees	17,504		25,936
Impairment loss	0		0
Operating Expenses	48,567		38,610
Net income (loss)	77,461		(10,292)
Net income (loss) allocated to general partner	775		(103)
Net income (loss) allocated to limited partners	76,686		(10,189)
Net income (loss) per BAC (in dollars per unit)	0.04		(0.01)
Series Twenty Two [Member]
Income
Interest income	315		357
Miscellaneous	9,352		15,840
Revenues	9,667		16,197
Share of income (losses) from operating limited partnerships	0	[1]	754,900	[1]
Expenses and loss
Fund management fee	164,875		182,982
Amortization	0		0
General and administrative expenses	17,181		19,193
Professional fees	27,064		27,686
Impairment loss	0		0
Operating Expenses	209,120		229,861
Net income (loss)	(199,453)		541,236
Net income (loss) allocated to general partner	(1,995)		5,412
Net income (loss) allocated to limited partners	(197,458)		535,824
Net income (loss) per BAC (in dollars per unit)	(0.08)		0.21
Series Twenty Three [Member]
Income
Interest income	352		697
Miscellaneous	10,135		114,766
Revenues	10,487		115,463
Share of income (losses) from operating limited partnerships	0	[1]	688,724	[1]
Expenses and loss
Fund management fee	137,115		141,628
Amortization	0		0
General and administrative expenses	18,693		25,904
Professional fees	31,068		26,264
Impairment loss	0		0
Operating Expenses	186,876		193,796
Net income (loss)	(176,389)		610,391
Net income (loss) allocated to general partner	(1,764)		6,104
Net income (loss) allocated to limited partners	(174,625)		604,287
Net income (loss) per BAC (in dollars per unit)	(0.05)		0.18
Series Twenty Four [Member]
Income
Interest income	1,106		1,467
Miscellaneous	42,091		88,954
Revenues	43,197		90,421
Share of income (losses) from operating limited partnerships	139,151	[1]	0	[1]
Expenses and loss
Fund management fee	117,357		162,294
Amortization	0		0
General and administrative expenses	15,729		18,356
Professional fees	25,146		27,085
Impairment loss	0		0
Operating Expenses	158,232		207,735
Net income (loss)	24,116		(117,314)
Net income (loss) allocated to general partner	241		(1,173)
Net income (loss) allocated to limited partners	23,875		(116,141)
Net income (loss) per BAC (in dollars per unit)	0.01		(0.05)
Series Twenty Five [Member]
Income
Interest income	2,918		3,185
Miscellaneous	70,827		170,778
Revenues	73,745		173,963
Share of income (losses) from operating limited partnerships	1,215,347	[1]	469,513	[1]
Expenses and loss
Fund management fee	28,664		158,216
Amortization	0		0
General and administrative expenses	17,120		20,742
Professional fees	23,267		24,441
Impairment loss	0		0
Operating Expenses	69,051		203,399
Net income (loss)	1,220,041		440,077
Net income (loss) allocated to general partner	12,200		4,401
Net income (loss) allocated to limited partners	1,207,841		435,676
Net income (loss) per BAC (in dollars per unit)	0.40		0.14
Series Twenty Six [Member]
Income
Interest income	794		1,217
Miscellaneous	157,922		26,680
Revenues	158,716		27,897
Share of income (losses) from operating limited partnerships	44,244	[1]	1,451,966	[1]
Expenses and loss
Fund management fee	293,043		274,363
Amortization	0		0
General and administrative expenses	20,943		25,779
Professional fees	37,251		38,952
Impairment loss	0		0
Operating Expenses	351,237		339,094
Net income (loss)	(148,277)		1,140,769
Net income (loss) allocated to general partner	(1,483)		11,408
Net income (loss) allocated to limited partners	(146,794)		1,129,361
Net income (loss) per BAC (in dollars per unit)	(0.04)		0.28
Series Twenty Seven [Member]
Income
Interest income	1,248		1,478
Miscellaneous	20,283		11,791
Revenues	21,531		13,269
Share of income (losses) from operating limited partnerships	0		(676,060)
Expenses and loss
Fund management fee	192,567		242,040
Amortization	65,392		68,492
General and administrative expenses	15,672		16,798
Professional fees	21,180		21,215
Impairment loss	0		24,309
Operating Expenses	294,811		372,854
Net income (loss)	(273,280)		(1,035,645)
Net income (loss) allocated to general partner	(2,733)		(10,356)
Net income (loss) allocated to limited partners	(270,547)		(1,025,289)
Net income (loss) per BAC (in dollars per unit)	(0.11)		(0.42)
Series Twenty Eight [Member]
Income
Interest income	1,719		3,842
Miscellaneous	34,420		28,868
Revenues	36,139		32,710
Share of income (losses) from operating limited partnerships	37,059		0
Expenses and loss
Fund management fee	293,175		269,189
Amortization	0		0
General and administrative expenses	19,488		23,318
Professional fees	26,931		27,112
Impairment loss	0		0
Operating Expenses	339,594		319,619
Net income (loss)	(266,396)		(286,909)
Net income (loss) allocated to general partner	(2,664)		(2,869)
Net income (loss) allocated to limited partners	(263,732)		(284,040)
Net income (loss) per BAC (in dollars per unit)	(0.07)		(0.07)
Series Twenty Nine [Member]
Income
Interest income	1,166		1,709
Miscellaneous	17,029		12,038
Revenues	18,195		13,747
Share of income (losses) from operating limited partnerships	0		(24,395)
Expenses and loss
Fund management fee	258,261		283,476
Amortization	0		28,950
General and administrative expenses	19,728		23,550
Professional fees	39,254		30,185
Impairment loss	0		0
Operating Expenses	317,243		366,161
Net income (loss)	(299,048)		(376,809)
Net income (loss) allocated to general partner	(2,990)		(3,768)
Net income (loss) allocated to limited partners	(296,058)		(373,041)
Net income (loss) per BAC (in dollars per unit)	(0.07)		(0.09)
Series Thirty [Member]
Income
Interest income	1,764		3,780
Miscellaneous	2,165		2,535
Revenues	3,929		6,315
Share of income (losses) from operating limited partnerships	0		83,888
Expenses and loss
Fund management fee	152,732		167,720
Amortization	0		26,275
General and administrative expenses	15,251		18,424
Professional fees	23,264		23,469
Impairment loss	0		15,589
Operating Expenses	191,247		251,477
Net income (loss)	(187,318)		(161,274)
Net income (loss) allocated to general partner	(1,873)		(1,613)
Net income (loss) allocated to limited partners	(185,445)		(159,661)
Net income (loss) per BAC (in dollars per unit)	(0.07)		(0.06)
Series Thirty One [Member]
Income
Interest income	963		2,172
Miscellaneous	8,648		2,107
Revenues	9,611		4,279
Share of income (losses) from operating limited partnerships	0		156,023
Expenses and loss
Fund management fee	322,878		301,200
Amortization	0		0
General and administrative expenses	19,655		23,490
Professional fees	27,199		29,342
Impairment loss	31,776		166,611
Operating Expenses	401,508		520,643
Net income (loss)	(391,897)		(360,341)
Net income (loss) allocated to general partner	(3,919)		(3,603)
Net income (loss) allocated to limited partners	(387,978)		(356,738)
Net income (loss) per BAC (in dollars per unit)	(0.09)		(0.08)
Series Thirty Two [Member]
Income
Interest income	1,975		3,923
Miscellaneous	1,799		6,262
Revenues	3,774		10,185
Share of income (losses) from operating limited partnerships	(40,621)		186,600
Expenses and loss
Fund management fee	248,887		253,986
Amortization	0		0
General and administrative expenses	19,513		23,608
Professional fees	24,241		27,583
Impairment loss	12,173		272,560
Operating Expenses	304,814		577,737
Net income (loss)	(341,661)		(380,952)
Net income (loss) allocated to general partner	(3,417)		(3,810)
Net income (loss) allocated to limited partners	(338,244)		(377,142)
Net income (loss) per BAC (in dollars per unit)	(0.07)		(0.08)
Series Thirty Three [Member]
Income
Interest income	1,086		1,521
Miscellaneous	4,650		4,452
Revenues	5,736		5,973
Share of income (losses) from operating limited partnerships	21,566		(52,927)
Expenses and loss
Fund management fee	84,495		117,876
Amortization	0		0
General and administrative expenses	17,132		19,102
Professional fees	18,488		20,657
Impairment loss	0		37,226
Operating Expenses	120,115		194,861
Net income (loss)	(92,813)		(241,815)
Net income (loss) allocated to general partner	(928)		(2,418)
Net income (loss) allocated to limited partners	(91,885)		(239,397)
Net income (loss) per BAC (in dollars per unit)	(0.03)		(0.09)
Series Thirty Four [Member]
Income
Interest income	55		182
Miscellaneous	22,853		1,539
Revenues	22,908		1,721
Share of income (losses) from operating limited partnerships	(83,056)		(227,070)
Expenses and loss
Fund management fee	259,042		279,042
Amortization	0		224,375
General and administrative expenses	19,505		21,853
Professional fees	29,045		21,047
Impairment loss	0		225,080
Operating Expenses	307,592		771,397
Net income (loss)	(367,740)		(996,746)
Net income (loss) allocated to general partner	(3,677)		(9,967)
Net income (loss) allocated to limited partners	(364,063)		(986,779)
Net income (loss) per BAC (in dollars per unit)	(0.10)		(0.28)
Series Thirty Five [Member]
Income
Interest income	256		831
Miscellaneous	3,475		4,094
Revenues	3,731		4,925
Share of income (losses) from operating limited partnerships	(78,017)		(609,403)
Expenses and loss
Fund management fee	186,375		203,016
Amortization	0		72,288
General and administrative expenses	19,072		21,224
Professional fees	24,922		19,441
Impairment loss	15,474		2,017,720
Operating Expenses	245,843		2,333,689
Net income (loss)	(320,129)		(2,938,167)
Net income (loss) allocated to general partner	(3,201)		(29,382)
Net income (loss) allocated to limited partners	(316,928)		(2,908,785)
Net income (loss) per BAC (in dollars per unit)	(0.10)		(0.88)
Series Thirty Six [Member]
Income
Interest income	252		673
Miscellaneous	18,309		0
Revenues	18,561		673
Share of income (losses) from operating limited partnerships	(54,048)		(336,138)
Expenses and loss
Fund management fee	120,118		153,365
Amortization	0		0
General and administrative expenses	16,713		17,888
Professional fees	19,470		19,270
Impairment loss	0		1,405,263
Operating Expenses	156,301		1,595,786
Net income (loss)	(191,788)		(1,931,251)
Net income (loss) allocated to general partner	(1,918)		(19,313)
Net income (loss) allocated to limited partners	(189,870)		(1,911,938)
Net income (loss) per BAC (in dollars per unit)	(0.09)		(0.91)
Series Thirty Seven [Member]
Income
Interest income	1,646		3,602
Miscellaneous	41,499		0
Revenues	43,145		3,602
Share of income (losses) from operating limited partnerships	(32,821)		(228,964)
Expenses and loss
Fund management fee	186,346		184,364
Amortization	0		118,248
General and administrative expenses	16,854		18,635
Professional fees	16,120		15,990
Impairment loss	0		1,324,065
Operating Expenses	219,320		1,661,302
Net income (loss)	(208,996)		(1,886,664)
Net income (loss) allocated to general partner	(2,090)		(18,867)
Net income (loss) allocated to limited partners	(206,906)		(1,867,797)
Net income (loss) per BAC (in dollars per unit)	(0.08)		(0.74)
Series Thirty Eight [Member]
Income
Interest income	399		940
Miscellaneous	2,000		0
Revenues	2,399		940
Share of income (losses) from operating limited partnerships	(131,305)		(564,465)
Expenses and loss
Fund management fee	141,498		145,865
Amortization	0		13,960
General and administrative expenses	17,927		19,375
Professional fees	19,660		18,966
Impairment loss	768,169		2,180,548
Operating Expenses	947,254		2,378,714
Net income (loss)	(1,076,160)		(2,942,239)
Net income (loss) allocated to general partner	(10,762)		(29,422)
Net income (loss) allocated to limited partners	(1,065,398)		(2,912,817)
Net income (loss) per BAC (in dollars per unit)	(0.42)		(1.15)
Series Thirty Nine [Member]
Income
Interest income	1,421		2,845
Miscellaneous	0		0
Revenues	1,421		2,845
Share of income (losses) from operating limited partnerships	(367,461)		(890,369)
Expenses and loss
Fund management fee	122,665		111,465
Amortization	0		11,116
General and administrative expenses	16,878		18,112
Professional fees	19,415		18,313
Impairment loss	867,465		1,711,047
Operating Expenses	1,026,423		1,870,053
Net income (loss)	(1,392,463)		(2,757,577)
Net income (loss) allocated to general partner	(13,925)		(27,576)
Net income (loss) allocated to limited partners	(1,378,538)		(2,730,001)
Net income (loss) per BAC (in dollars per unit)	(0.60)		(1.19)
Series Forty [Member]
Income
Interest income	196		649
Miscellaneous	0		0
Revenues	196		649
Share of income (losses) from operating limited partnerships	(350,722)		(601,594)
Expenses and loss
Fund management fee	185,311		179,279
Amortization	0		53,036
General and administrative expenses	17,907		20,102
Professional fees	24,988		24,711
Impairment loss	1,833,033		1,870,900
Operating Expenses	2,061,239		2,148,028
Net income (loss)	(2,411,765)		(2,748,973)
Net income (loss) allocated to general partner	(24,118)		(27,490)
Net income (loss) allocated to limited partners	(2,387,647)		(2,721,483)
Net income (loss) per BAC (in dollars per unit)	(0.91)		(1.03)
Series Forty One [Member]
Income
Interest income	1,065		1,435
Miscellaneous	0		32,502
Revenues	1,065		33,937
Share of income (losses) from operating limited partnerships	(717,992)		(302,783)
Expenses and loss
Fund management fee	214,742		184,032
Amortization	152,816		222,512
General and administrative expenses	20,718		22,718
Professional fees	28,544		27,285
Impairment loss	1,267,710		1,300,406
Operating Expenses	1,684,530		1,756,953
Net income (loss)	(2,401,457)		(2,025,799)
Net income (loss) allocated to general partner	(24,015)		(20,258)
Net income (loss) allocated to limited partners	(2,377,442)		(2,005,541)
Net income (loss) per BAC (in dollars per unit)	(0.82)		(0.69)
Series Forty Two [Member]
Income
Interest income	603		7,667
Miscellaneous	621		218
Revenues	1,224		7,885
Share of income (losses) from operating limited partnerships	(453,445)		(347,607)
Expenses and loss
Fund management fee	204,470		130,906
Amortization	71,717		99,384
General and administrative expenses	21,441		23,194
Professional fees	31,771		32,586
Impairment loss	1,587,363		1,711,651
Operating Expenses	1,916,762		1,997,721
Net income (loss)	(2,368,983)		(2,337,443)
Net income (loss) allocated to general partner	(23,690)		(23,374)
Net income (loss) allocated to limited partners	(2,345,293)		(2,314,069)
Net income (loss) per BAC (in dollars per unit)	(0.85)		(0.84)
Series Forty Three [Member]
Income
Interest income	623		1,966
Miscellaneous	0		25
Revenues	623		1,991
Share of income (losses) from operating limited partnerships	(491,020)		(503,263)
Expenses and loss
Fund management fee	267,852		187,208
Amortization	98,916		247,749
General and administrative expenses	22,433		24,829
Professional fees	34,034		35,621
Impairment loss	2,201,172		2,993,098
Operating Expenses	2,624,407		3,488,505
Net income (loss)	(3,114,804)		(3,989,777)
Net income (loss) allocated to general partner	(31,148)		(39,898)
Net income (loss) allocated to limited partners	(3,083,656)		(3,949,879)
Net income (loss) per BAC (in dollars per unit)	(0.85)		(1.09)
Series Forty Four [Member]
Income
Interest income	1,351		78,270
Miscellaneous	0		25
Revenues	1,351		78,295
Share of income (losses) from operating limited partnerships	(698,324)		(1,281,159)
Expenses and loss
Fund management fee	201,750		267,673
Amortization	282,800		283,982
General and administrative expenses	20,188		20,415
Professional fees	21,491		31,133
Impairment loss	2,156,011		1,396,160
Operating Expenses	2,682,240		1,999,363
Net income (loss)	(3,379,213)		(3,202,227)
Net income (loss) allocated to general partner	(33,792)		(32,022)
Net income (loss) allocated to limited partners	(3,345,421)		(3,170,205)
Net income (loss) per BAC (in dollars per unit)	(1.24)		(1.17)
Series Forty Five [Member]
Income
Interest income	2,054		4,018
Miscellaneous	0		25
Revenues	2,054		4,043
Share of income (losses) from operating limited partnerships	(1,247,995)		(1,187,195)
Expenses and loss
Fund management fee	318,236		341,411
Amortization	273,092		273,092
General and administrative expenses	25,447		27,606
Professional fees	36,595		35,839
Impairment loss	3,838,473		2,445,786
Operating Expenses	4,491,843		3,123,734
Net income (loss)	(5,737,784)		(4,306,886)
Net income (loss) allocated to general partner	(57,378)		(43,069)
Net income (loss) allocated to limited partners	(5,680,406)		(4,263,817)
Net income (loss) per BAC (in dollars per unit)	(1.42)		(1.06)
Series Forty Six [Member]
Income
Interest income	1,942		4,547
Miscellaneous	0		135
Revenues	1,942		4,682
Share of income (losses) from operating limited partnerships	(705,660)		(859,459)
Expenses and loss
Fund management fee	232,017		213,548
Amortization	31,804		42,896
General and administrative expenses	22,579		22,690
Professional fees	24,455		24,023
Impairment loss	2,113,988		1,940,109
Operating Expenses	2,424,843		2,243,266
Net income (loss)	(3,128,561)		(3,098,043)
Net income (loss) allocated to general partner	(31,286)		(30,980)
Net income (loss) allocated to limited partners	$ (3,097,275)		$ (3,067,063)
Net income (loss) per BAC (in dollars per unit)	(1.04)		(1.03)

[1]	Includes $2,427,719 and $4,781,533, respectively, in 2012 and 2011 from gain/(loss) on disposal of operating limited partnership.